DEFERRED INCOME	12 Months Ended
Mar. 31, 2011
DEFERRED INCOME

Note 20          DEFERRED INCOME

Accruals for future periods leading to realization of sales after the financial statement date are reported under deferred income. The deferred income items listed as of the financial statement date in the amount of 6,208 KUSD (previous year: 5,920 KUSD) mainly include maintenance income collected in advance for the period after the end of the fiscal year which primarily accumulated in the parent company. They are amortized on a straight-line basis over the respective contract terms.